May 3, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:      Document Control - EDGAR

Re:        ACL Variable Annuity Account 2
           File No. 333-00519/811-07511

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,




/s/ Mary Ellyn Minenko
    Mary Ellyn Minenko
    Counsel